Related party transactions - Schedule of information about key management personnel (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of transactions between related parties [Abstract]
Short-term benefits	$ 2,182	$ 2,646
Share-based payments	975	595
Termination benefits	1,446	0
Total	$ 4,603	$ 3,241